Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous current liabilities [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current
Provisions (note 19)	$33,575	$14,276
Pension liability (note 20)	12,015	11,854
Other employee benefits (note 21)	2,806	2,564
Unearned revenue	1,015	1,857
	$49,411	$30,551